ICON NATURAL RESOURCES & INFRASTRUCTURE FUND

Portfolio of Investments

September 30, 2022

Security Description	Shares	Value
Common Stock (74.62%)

Basic Materials (0.80%)
International Paper Co	27,000	$855,900

Consumer, Cyclical (6.05%)
Cummins Inc	8,000	1,628,080
MRC Global Inc*	350,000	2,516,500
WW Grainger Inc	4,750	2,323,653
Total Consumer, Cyclical		6,468,233

Consumer, Non-Cyclical (3.59%)
Anheuser-Busch InBev SA	42,000	1,896,720
The Boston Beer Co Inc*	6,000	1,941,900
Total Consumer, Non-Cyclical		3,838,620

Energy (17.51%)
BP PLC	75,000	2,141,250
Diamondback Energy Inc	6,000	722,760
Enterprise Products Partners LP	100,000	2,378,000
EOG Resources Inc	9,000	1,005,570
Imperial Oil Ltd	25,000	1,081,750
Magellan Midstream Partners LP	45,000	2,137,950
Plains All American Pipeline LP	410,000	4,313,200
Suncor Energy Inc	85,000	2,392,750
Valero Energy Corp	24,000	2,564,400
Total Energy		18,737,630

Industrial (40.34%)
Advanced Drainage Systems Inc	10,000	1,243,700
Alamo Group Inc	8,000	978,160
Armstrong World Industries Inc	12,000	950,760
Berry Global Group Inc*	25,000	1,163,250
Caterpillar Inc	20,000	3,281,600
Chart Industries Inc*	15,000	2,765,250
CSX Corp	125,000	3,330,000
Eagle Materials Inc	18,000	1,929,240
Hexcel Corp	19,500	1,008,540
JB Hunt Transport Services Inc	10,000	1,564,200
JELD-WEN Holding Inc*	120,000	1,050,000
Martin Marietta Materials Inc	6,500	2,093,585
Masco Corp	35,000	1,634,150
Myers Industries Inc	143,000	2,355,210
Northrop Grumman Corp	3,000	1,410,960
Old Dominion Freight Line Inc	8,000	1,990,160
Oshkosh Corp	27,000	1,897,830
Packaging Corp of America	9,500	1,066,755
Saia Inc*	6,000	1,140,000
Terex Corp	45,000	1,338,300
Trinity Industries Inc	200,000	4,270,000
Union Pacific Corp	16,000	3,117,120
Xylem Inc	18,000	1,572,480
Total Industrial		43,151,250

Utilities (6.33%)
National Fuel Gas Co	34,000	2,092,700
NextEra Energy Inc	35,000	2,744,350
UGI Corp	60,000	1,939,800
Total Utilities		6,776,850

Total Common Stock (Cost $86,184,321)		79,828,483

Investment Companies (25.43%)	Shares	Value
Exchange-Traded Funds (4.44%)
Direxion Daily Energy Bull 2X Shares#	67,000	3,093,390
Energy Select Sector SPDR Fund#	23,000	1,656,460
Total Exchange-Traded Funds		4,749,850

Money Market Funds (20.99%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 2.780%)	22,458,112	22,458,112

Total Investment Companies (Cost $28,412,292)		27,207,962

Collateral Received For Securities on Loan (4.52%)
First American Government Obligations Fund - Class X (Cost $4,839,900)	4,839,900	4,839,900

Total Investments (Cost $119,436,513) (104.57%)		$111,876,345
Liabilities in Excess of Other Assets (-4.57%)		(4,889,255)
Net Assets (100.00%)		$106,987,090

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at September 30, 2022 in the amount of $4,652,713.